Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Document Period End Date	May 31, 2024
C000088941 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R3
Trading Symbol	MGBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 1,016,487,533
Holdings Count | Holding	853
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Exposure Basis Explanation [Text Block]
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088942 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R4
Trading Symbol	MGBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 1,016,487,533
Holdings Count | Holding	853
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Exposure Basis Explanation [Text Block]
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088935 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class A
Trading Symbol	MGBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 1,016,487,533
Holdings Count | Holding	853
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Exposure Basis Explanation [Text Block]
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088937 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class C
Trading Symbol	MGBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Net Assets	$ 1,016,487,533
Holdings Count | Holding	853
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Exposure Basis Explanation [Text Block]
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088936 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class B
Trading Symbol	MGBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Net Assets	$ 1,016,487,533
Holdings Count | Holding	853
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Exposure Basis Explanation [Text Block]
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088939 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R1
Trading Symbol	MGBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Net Assets	$ 1,016,487,533
Holdings Count | Holding	853
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Exposure Basis Explanation [Text Block]
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088940 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R2
Trading Symbol	MGBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 1,016,487,533
Holdings Count | Holding	853
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Exposure Basis Explanation [Text Block]
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000120923 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R6
Trading Symbol	MGBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 1,016,487,533
Holdings Count | Holding	853
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Exposure Basis Explanation [Text Block]
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088938 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class I
Trading Symbol	MGBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 1,016,487,533
Holdings Count | Holding	853
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 5/31/24
Net Assets ($):	1,016,487,533	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	853	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	80

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/24)
Portfolio structure
	Long	Short	Net
Fixed Income	131.6%	(27.2)%	104.4%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	12.2%	0.0%	12.2%
AA	7.7%	0.0%	7.7%
A	21.4%	0.0%	21.4%
BBB	24.8%	0.0%	24.8%
BB	6.9%	0.0%	6.9%
B	3.6%	0.0%	3.6%
CCC	1.2%	0.0%	1.2%
C	0.1%	0.0%	0.1%
U.S. Government	3.2%	0.0%	3.2%
Federal Agencies	10.5%	0.0%	10.5%
Not Rated	40.0%	(27.2)%	12.8%
Cash & Cash Equivalents	7.5%	(3.9)%	3.6%
Other	109.2%	(117.2)%	(8.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	36.7%	(14.2)%	22.5%
Investment Grade Corporates	21.4%	0.0%	21.4%
Emerging Markets Bonds	19.7%	0.0%	19.7%
U.S. Treasury Securities	28.7%	(10.0)%	18.7%
Mortgage-Backed Securities	10.5%	0.0%	10.5%
High Yield Corporates	6.5%	(3.1)%	3.4%
Collateralized Debt Obligations	3.4%	0.0%	3.4%
Commercial Mortgage-Backed Securities	2.3%	0.0%	2.3%
Municipal Bonds	1.0%	0.0%	1.0%
Residential Mortgage-Backed Securities	0.9%	0.0%	0.9%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Exposure Basis Explanation [Text Block]
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.